Reconciliation of Liabilities Arising from Financing Activities (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Reconciliation of Liabilities Arising from Financing Activities
The changes in the Group’s liabilities arising from financing activities can be classified as follows:

As at	March 31, 2022			March 31, 2021
	Current portion of long-term debt	Long-term debt	Total	Current portion of long-term debt	Long-term debt	Total
	$	$	$	$	$	$
Beginning balance	35,134	19,817	54,951	1,143	52,086	53,229
Repayment	(42,590)	(103,919)	(146,509)	—	(49,867)	(49,867)
Proceeds	—	156,768	156,768	—	53,471	53,471
Total cash flow	(42,590)	52,849	10,259	—	3,604	3,604
Acquisitions	38,584	8,887	47,471	—	—	—
Amortization of finance costs	—	277	277	—	242	242
Interest accretion on balances of purchase payable	—	823	823	—	835	835
PPP loan forgiveness	—	(5,868)	(5,868)	—	(1,898)	(1,898)
Impacts of foreign exchange	(9)	(1,228)	(1,237)	270	(1,331)	(1,061)
Reclassification Credit Facility (note 10)	—	—	—	31,023	(31,023)	—
Reclassification other long-term debt	(11,803)	11,803	—	2,698	(2,698)	—
Total non cash	26,772	14,694	41,466	33,991	(35,873)	(1,882)
Ending balance	19,316	87,360	106,676	35,134	19,817	54,951